Condensed Consolidated Statements of Cash Flows - Supplemental cash flow information - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
CASH AND CASH EQUIVALENTS, end of period shown in consolidated balance sheets	$ 2,573,087	$ 646,971	$ 1,327,424	$ 263,002
RESTRICTED CASH including assets restricted for capital and operating reserves and tenant deposits	1,634,731	3,312,765	2,793,372
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of period shown in the statement of cash flows	4,207,818	3,959,736
Supplemental Disclosures and Non-Cash Activities:
Interest paid, net of interest rate cap offsetting receipts	1,418,259	1,299,308	1,850,615	585,179
Transfer advance deposits to investment properties	1,050,397
Transfer other assets to investment properties	398,705
Mortgage payable assumed for acquisition of Hanover Square Property		8,527,315
Noncontrolling interests resulting from issuance of operating partnership units				1,175,000
Issuance of common stock related to Hampton Inn Property acquisition				300,000
Warrants issued			49,890
Capital expenditures recorded but not yet paid			137,174
Interest paid	$ 1,418,259	$ 1,299,308	1,850,615	585,179
Hanover Square Property
Supplemental Disclosures and Non-Cash Activities:
Mortgage payable assumed for acquisition of Hanover Square Property			$ 8,527,315
Franklin Square Property
Supplemental Disclosures and Non-Cash Activities:
Mortgage payable assumed for acquisition of Hanover Square Property				$ 14,275,000